Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 25,968	$ 30,528	$ 26,440
Adjustments to reconcile net income to net cash provided by operating activities:
(Reversal of provision) provision for doubtful accounts	(20)	2,096	440
Provision for unamortized produced content		112	770
Depreciation and amortization	3,781	3,385	2,884
Amortization of right-of-use assets	41	394	454
Loss from early termination of right-of-use assets	15
Deferred income tax (benefits) expense	(33)	63	(53)
Share based compensation for employees	1,745
Share based compensation for non-employees			391
Written off of property and equipment	2	2
Amortization of loan origination fees	10	16	76
Change in fair value of warrant liability		(86)	62
Income from waive of other payables	(156)
Changes in assets and liabilities
Accounts receivable	1,924	15,205	(42,105)
Prepayment and other current assets	(514)	(22,270)	16,872
Unamortized produced content	(16)	682	170
Accounts payable	(7,402)	3,325	(5,576)
Contract liabilities	(101)	(14)	(356)
Accrued liabilities and other payables		(370)	565
Other taxes payable	(2,347)	9,477	7,346
Lease liabilities	(22)	(371)	(641)
Net cash provided by operating activities	22,875	42,174	7,739
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1)	(3)	(25)
Purchase of intangible assets	(24,861)
Prepayments for acquisition of intangible assets			(7,964)
Net cash used in investing activities	(24,862)	(3)	(7,989)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	12,507	4,660	6,096
Repayments of short-term bank loans	(6,949)	(4,802)	(6,244)
Proceeds from long-term bank loans		1,412
Payment of loan origination fees	(32)	(58)	(87)
Contribution (withdrawal of) from shareholders	5,525	(791)	743
Borrowings from related parties		1,600
Repayments to related parties	(500)
Proceeds from issuance of ordinary shares in connection with a private placement		80,000
Net cash provided by financing activities	10,551	82,021	508
Effect of exchange rate changes	(5,429)	(149)	(7,078)
Net increase (decrease) in cash and cash equivalents	3,135	124,043	(6,820)
Cash, cash equivalents and restricted cash, at beginning of year	194,525	70,482	77,302
Cash, cash equivalents and restricted cash, at end of year	197,660	194,525	70,482
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	325	271	247
Income tax paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Acquisition of intangible assets from prepayments	4,464	4,464
Right-of-use assets obtained in exchange for operating lease liabilities	385
Cash and cash equivalents	197,660	194,227
Restricted cash		298
Cash and cash equivalents and Restricted cash	$ 197,660	$ 194,525	$ 70,482